Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	16,559	5,449	766	11,876
Distribution	10,580	3,561	75	7,094
Communication	1,306	922	48	432
Administration and service	1,548	893	58	713
Easements	647	75	—	572
	30,640	10,900	947	20,687

December 31, 2017 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	15,509	5,162	989	11,336
Distribution	10,213	3,513	149	6,849
Communication	1,266	853	31	444
Administration and service	1,561	857	46	750
Easements	638	70	—	568
	29,187	10,455	1,215	19,947